Note 3 - BBVA Group	12 Months Ended
Dec. 31, 2017
Grupo BBVA
Grupo BBVA, Entity Information

BBVA Group

The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking, asset management and private banking. The Group also operates in other sectors such as insurance, real estate, operational leasing, etc.

Appendices I and II provide relevant information as of December 31, 2017 on the Group’s subsidiaries, consolidated structured entities, and investments in associate entities and joint venture entities. Appendix III shows the main changes in investments for the year ended December 31, 2017, and Appendix IV gives details of the consolidated subsidiaries which, are more than 10% owned by non-Group shareholders as of December 31, 2017.

The following table sets forth information related to the Group’s total assets as of December 31, 2017, 2016 and 2015, broken down by the Group’s entities according to their activity

Contribution to Consolidated Group Total Assets. Entities by Main Activities (Millions of euros)
	2017	2016	2015
Banks and other financial services	659,414	699,592	717,981
Insurance and pension fund managing companies	26,134	26,831	25,741
Other non-financial services	4,511	5,433	6,133
Total	690,059	731,856	749,855

The total assets and results of operations broken down by the geographical areas, in which the BBVA Group operates, are included in Note 6.

The BBVA Group’s activities are mainly located in Spain, Mexico, South America, the United States and Turkey, with active presence in other countries, as shown below:

  Spain

The Group’s activity in Spain is mainly through Banco Bilbao Vizcaya Argentaria, S.A., which is the parent company of the BBVA Group. The Group also has other entities that operate in Spain’s banking sector, insurance sector, real estate sector, services and as operational leasing entities.

  Mexico

The BBVA Group operates in Mexico, not only in the banking sector, but also in the insurance sector through Grupo Financiero Bancomer.

  South America

The BBVA Group’s activities in South America are mainly focused on the banking and insurance sectors, in the following countries: Argentina, Chile, Colombia, Peru, Paraguay, Uruguay and Venezuela. It has a representative office in Sao Paulo (Brazil).

The Group owns more than 50% of most of the entities based in these countries. Appendix I shows a list of the entities which, although less than 50% owned by the BBVA Group as of December 31, 2017, are consolidated (see Note 2.1).

  The United States

The Group’s activity in the United States is mainly carried out through a group of entities with BBVA Compass Bancshares, Inc. at their head, as well as, the New York BBVA branch and a representative office in Silicon Valley (California).

  Turkey

The Group’s activity in Turkey is mainly carried out through the Garanti Group.

  Rest of Europe

The Group’s activity in Europe is carried out through banks and financial institutions in Ireland, Switzerland, Italy, Netherlands, Romania and Portugal, branches in Germany, Belgium, France, Italy and the United Kingdom, and a representative office in Moscow.

  Asia-Pacific

The Group’s activity in this region is carried out through branches (in Taipei, Tokyo, Hong Kong Singapore and Shanghai) and representative offices (in Beijing, Seoul, Mumbai, Abu Dhabi and Jakarta).

Main transactions in the Group in 2017

Investments

On February 21, 2017, BBVA Group entered into an agreement for the acquisition from Dogus Holding A.S. and Dogus Arastirma Gelistirme ve Musavirlik Hizmetleri A.S of 41,790,000,000 shares of Turkiye Garanti Bankasi, A.S. (“Garanti Bank”), amounting to 9.95% of the total issued share capital of Garanti Bank. On March 22, 2017, the sale and purchase agreement was completed, and therefore BBVA´s total stake in Garanti Bank as of December 31, 2017 amounts to 49.85% (See Note 31).

Ongoing divestitures

Offer for the acquisition of BBVA’s stake in BBVA Chile

On November 28, 2017, BBVA received a binding offer from The Bank of Nova Scotia group (“Scotiabank”) for the acquisition, at a price of approximately USD 2,200 million of BBVA’s stake in Banco Bilbao Vizcaya Argentaria, Chile (“BBVA Chile”) as well as in other companies of the Group in Chile which operations are complementary to the banking business (amongst them, BBVA Seguros Vida, S.A.). BBVA owns, directly and indirectly, approximately 68.19% of BBVA Chile share capital. On December 5, 2017, BBVA accepted the Offer and entered into a sale and purchase agreement.

The Offer received does not include BBVA’s stake in the automobile financing companies of Forum group and in other Chilean entities from BBVA’s Group which are engaged in corporate activities of BBVA Group.

Completion of the transaction is subject to obtaining the relevant regulatory approvals.

Agreement for the creation of a “joint-venture” and transfer of the real estate business in Spain

On November 29, 2017, BBVA reached an agreement with a subsidiary of Cerberus Capital Management, L.P. (“Cerberus”) for the creation of a “joint venture” to which an important part of the real estate business of BBVA in Spain will be transferred (the “Business”). BBVA will contribute the Business to a single company (the “Company”) and will sell 80% of the shares of such Company to Cerberus at the closing date of the transaction.

The Business comprises: (i) foreclosed real estate assets (the “REOs”), with a gross book value of approximately €13,000 million, taking as starting point the situation of the REOs on June 26, 2017; and (ii) the necessary assets and employees to manage the Business in an autonomous manner. For the purpose of the agreement with Cerberus, the whole Business was valued at approximately €5,000 million.

Considering the valuation of the whole Business previously mentioned and assuming that all the Business’ REOs on June 26, 2017 will be contributed to the Company, the sale price for 80% of the shares would amount to approximately €4,000 million. The price finally paid will be determined by the volume of REOs effectively contributed that may vary depending on, among other matters, the sales carried out from the date of reference 26 June 2017 until the date of closing of the transaction and the fulfilment of the usual conditions in this kind of transactions.

The transaction as a whole is subject to obtaining the relevant authorizations from the competent authorities and it is not expected to have significant impact on the Consolidated Financial Statements when completed.

Main transaction in the Group in 2016

Mergers

The BBVA Group, at its Board of Directors meeting held on March 31, 2016, adopted a resolution to begin a merger process of BBVA S.A. (absorbing company), Catalunya Banc, S.A., Banco Depositario BBVA, S.A. y Unoe Bank, S.A.

This transaction was part of the corporate reorganization of its banking subsidiaries in Spain, was successfully completed throughout 2016 and has no impact in the Consolidated Financial Statements both from the accounting and the solvency stand points.

Main transactions in the Group in 2015

During 2015, the Group consolidated Garanti from the date of effective control (third quarter) and recorded the acquisition of Catalunya Banc (second quarter). These effects impact on the period-on-period comparison of all the income statements was affected with the previous first semester results.

Investments

Acquisition of an additional 14.89% of Garanti

On November 19, 2014, the Group signed a new agreement with Dogus Holding AS, Ferit Faik Sahenk, Dianne Sahenk and Defne Sahenk (hereinafter "Dogus") to, among other terms, the acquisition of 62,538,000,000 additional shares of Garanti (equivalent to 14.89% of the capital of this entity) for a maximum total consideration of 8.90 Turkish lira per batch (Garanti traded in batches of 100 shares each).

In the same agreement it stated that if the payment of dividends for the year 2014 was executed by Dogus before the closing of the acquisition, that amount would be deducted from the amount payable by BBVA. On April 27, 2015, Dogus received the amount of the dividend paid to shareholders of Garanti, which amounted to Turkish Liras 0.135 per batch.

On July 27, 2015, after obtaining all the required regulatory approvals, the Group materialized said participation increase after the acquisition of the new shares. As of December 31, 2015, the Group's interest in Garanti was 39.9%.

The total price effectively paid by BBVA amounts to 8,765 TL per batch (amounting to approximately TL 5,481 million and €1,857 million applying a 2.9571 TL/EUR exchange rate).

In accordance with the IFRS-IASB accounting rules, and as a consequence of the agreements reached, the BBVA Group shall, at the date of effective control, measure at fair value its previously acquired stake of 25.01% in Garanti (classified as a joint venture accounted for using the equity method) and shall consolidate Garanti in the consolidated financial statements of the BBVA Group, beginning on the above-mentioned effective control date.

Measuring the above-mentioned stake in Garanti Bank at fair value resulted in a negative impact in “Gains or (-) losses on derecognition of non-financial assets and subsidiaries, net” in the consolidated income statement of the BBVA Group for the second semester of 2015, which resulted in a net negative impact in the Profit attributable to owners of the parent of the BBVA Group in 2015 amounting to €1,840 million. Such accounting impact does not translate into any additional cash outflow from BBVA. Most of this impact was generated by the exchange rate differences due to the depreciation of the TL against Euro since the initial acquisition by BBVA of the 25.01% stake in Garanti Bank up to the date of effective control. As of December 31, 2015, these exchange rate differences were already recorded as Other Comprehensive Income reducing the stock shareholder’s equity of the BBVA Group.

The agreements with the Dogus group included an agreement for the management of the bank and the appointment by the BBVA Group of the majority of the members of its Board of Directors (7 of 10). Garanti was consolidated in the BBVA Group, because of these management agreements.

The Group estimated according to the acquisition method, the fair values assigned to the assets acquired and the liabilities assumed from Garanti, along with the identified intangible assets, and cash payment made by the BBVA Group in consideration of the transaction was recorded under the heading "Intangible assets - Goodwill" in the accompanying consolidated balance sheets as of December 31, 2017 (see Note 18.1).

Acquisition of Catalunya Banc

On July 21, 2014, the Management Commission of the Banking Restructuring Fund (known as “FROB”) accepted BBVA´s bid in the competitive auction for the acquisition of Catalunya Banc, S.A. (“Catalunya Banc”).

On April 24, 2015, once the necessary authorizations had been obtained and all the agreed conditions precedent have been fulfilled, BBVA announced that it acquired 1,947,166,809 shares of Catalunya Banc, S.A. (approximately 98.4% of its share capital) for a price of approximately €1,165 million.

According to the purchase method, the comparison between the fair values assigned to the assets acquired and the liabilities assumed from Catalunya Banc, and the cash payment made to the FROB in consideration of the transaction generated a difference of €26 million, which was recorded under the heading “Negative goodwill recognized in profit or loss” in the accompanying consolidated income statement for the year ended December 31, 2015. According to the IFRS 3, there is a period, up to a year, to complete the necessary adjustments to the calculation of initial acquisition (see Note 18.1). After the deadline, there has not been any significant adjustment that involves amending the calculation recorded in the year 2015.

Divestitures

Partial sale of China CITIC Bank Corporation Limited (CNCB)

On January 23, 2015 the BBVA Group signed an agreement to sell 4.9% in China CITIC Bank Corporation Limited (CNCB) to UBS AG, London Branch (UBS), who entered into transactions pursuant to which such CNCB shares will be transferred to a third party and the ultimate economic benefit of ownership of such CNCB shares will be transferred to Xinhu Zhongbao Co., Ltd (Xinhu) (the Relevant Transactions). On March 12, 2015, after having obtained the necessary approvals, BBVA completed the sale.

The selling price to UBS is HK$ 5.73 per share, amounting to a total of HK$ 13,136 million, equivalent to approximately €1,555 million (with an exchange rate of EUR/HK$=8.45 as of the date of the closing).

In addition to the above mentioned 4.9%, during the first semester of 2015 various sales were made in the market to total a 6.34% participation sale. The impact of these sales on the consolidated financial statements of the BBVA Group was a gain net of taxes of approximately €705 million. This gain gross of taxes was recognized under "Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations” in 2015 consolidated financial statements.

Sale of the participation in Citic International Financial Holding (CIFH)

On December 23, 2014, the BBVA Group signed an agreement to sell its participation of 29.68% in Citic International Financial Holdings Limited (hereinafter “CIFH”), to China CITIC Bank Corporation Limited (hereinafter “CNCB”). CIFH is a non-listed subsidiary of CNCB domiciled in Hong Kong. The selling price is HK$8,162 million.

On August 27, 2015, BBVA completed the sale of this participation. The impact on the consolidated financial statements of the BBVA Group was not significant